Prepaid expenses and other current assets - Additional information (Details)			1 Months Ended	12 Months Ended
	Jan. 30, 2020 shares	Nov. 09, 2019	Jan. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Remaining amount receivable					¥ 380,000,000	$ 39,542,075	¥ 258,012,040
British Virgin Islands
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Value of Net Equity Pledged by Borrowers Controlling Shareholders					¥ 116,600,000
Loan 1 | British Virgin Islands
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Number of shares pledged by borrower for loan assets | shares	100
Pledged shares percentage in borrower company	100.00%
Jiangxi Ruijing
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Number of earnings rights purchased | item				2	2
Jiangxi Ruijing | Loan 1
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets				¥ 100,000,000	¥ 100,000,000
Interest rate (as a percent)			15.60%
Amount received from repayments			¥ 30,000,000
Jiangxi Ruijing | Loan 2
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets				280,000,000	280,000,000
Interest rate (as a percent)		8.00%
Amount received from repayments				¥ 20,000,000	¥ 20,000,000
Remaining amount receivable							¥ 260,000,000